Income Tax - Gross Deferred Tax Assets on Tax Loss Carryforwards and Investment Credits Expiration (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
2019	$ 15
2020	15
2021	3
2022	6
2023	7
Thereafter	557
Total	$ 603	$ 740